Note 9 - Stockholders' Equity - Summary of Warrants Outstanding (Details)	Dec. 31, 2025 $ / shares shares
Securities into which warrants are convertible (in shares)	10,914
Warrants Expiring March 2025 [Member]
Securities into which warrants are convertible (in shares)	10,914
Securities into which warrants are convertible (in dollars per share) | $ / shares	$ 22.99